Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 29, 2011
Miles Funds, Inc. Institutional Money Market Fund (Prospectus Summary) | Miles Funds, Inc. Institutional Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Institutional Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objectives of the Fund are safety of principal and liquidity, and to the extent consistent with these objectives, maximum current income. The Fund is a "money market fund" that seeks to maintain a stable net asset value of
$1.00 per share. The Fund accepts investments from "Educational Institutions"
qualified to invest in SEC-registered money market funds under all applicable federal and state laws and regulations.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (Fees paid directly from your investment) NONE
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund's assets among the acquired funds and with other events that directly affect the expenses of the acquired funds. For the fiscal year ended March 31, 2011 these "Acquired Fund Fees and Expenses" were 0.00 percent. There were no investments in other money market funds.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Expense Example below is provided to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. The Expense
Example assumes that you invest $10,000 in the Fund for the periods indicated.
As you pay no redemption fees or charges if you redeem your shares, the costs are same if you do or do not redeem your shares at the end of the period. The
Expense Example also assumes that your investment has a 5 percent return each year and that the Fund's total operating expenses (not accounting for the voluntary waivers and fee reimbursements) stay the same. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objectives by maintaining a portfolio of high-quality money market securities. The Fund primarily invests in:

o U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

o redeemable interest-bearing ownership certificates issued by one or more guaranteed loan trusts created for the purpose of acquiring participation interests in the guaranteed portion of Farmer's Home Administration guaranteed loans;

o certificates of deposit and bankers' acceptances issued by U.S. banks that have assets in excess of $10,000,000, and obligations of other banks or savings and loans insured by the FDIC (including CDARS)  and credit unions insured by
  NCUA; and

o repurchase agreements collateralized by the types of securities listed above.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are interest rate risk, credit risk and security selection risk. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o Interest Rate Risk. This is the risk that returns will fluctuate more than expected because of changes in the level of interest rates.

o Credit Risk. This is the risk associated with the ability of the firm that issues or guarantees securities to meet its obligations on those securities or guarantees.

o Security Selection Risk. This risk is the possibility that the choices in selecting securities do not perform as well as alternative securities.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart, Heading	rr_BarChartHeading	Calendar year chart
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund commenced operations on March 7, 2005.  The total return for the quarter ended June 30, 2011 was 0.02 percent. During the period shown in the bar chart, the highest return for a quarter was 1.30 percent (quarter ending
09/30/06) and the lowest return for a quarter was 0.04 percent (quarter ending
12/31/10).

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
To obtain current yield information for the Fund, please call 866-720-2995.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of 12/31/10
Miles Funds, Inc. Institutional Money Market Fund (Prospectus Summary) | Miles Funds, Inc. Institutional Money Market Fund | Institutional Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the quarter ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
Miles Funds, Inc. Institutional Money Market Fund | Institutional Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
After 1 year	rr_ExpenseExampleYear01	76
After 3 years	rr_ExpenseExampleYear03	237
After 5 years	rr_ExpenseExampleYear05	411
After 10 years	rr_ExpenseExampleYear10	918
Annual Return 2005	rr_AnnualReturn2005	3.14%	[3]
Annual Return 2006	rr_AnnualReturn2006	4.92%
Annual Return 2007	rr_AnnualReturn2007	4.98%
Annual Return 2008	rr_AnnualReturn2008	2.29%
Annual Return 2009	rr_AnnualReturn2009	0.45%
Annual Return 2010	rr_AnnualReturn2010	0.18%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.18%
Average Annual Returns, 3 Years	ck0000934348_AverageAnnualReturnYear03	0.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2005	[4]

[1]	The Fund's Adviser is currently voluntarily waiving or reimbursing all or a portion of management fees and other expenses such that total fund operating expenses are currently accruing at 0.12 percent. The Adviser may eliminate all or part of waivers or payments at any time.
[2]	The Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's indirect expenses from investing in the acquired funds are based upon the average allocation of the Fund's investments in the acquired funds for the fiscal year ended March 31, 2011 and upon the actual total operating expenses from their most recent shareholders reports (including any current waivers). Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund's assets among the acquired funds and with other events that directly affect the expenses of the acquired funds. For the fiscal year ended March 31, 2011 these "Acquired Fund Fees and Expenses" were 0.00 percent. There were no investments in other money market funds.
[3]	Partial year annualized for graphical comparison
[4]	Inception Date 03/07/05, total return is annualized.